Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2019
Operating Leases, Rent Expense
Rent expense, noncancellable long-term operating lease	$ 189	$ 183	$ 177
Rent expense, cancellable short-term operating lease	$ 12	12	$ 12
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims		$ 1
US Cellular
Loss Contingency, Estimate [Abstract]
Percent of bid credit in each auction	25.00%
Subsequent Event
Long-term Purchase Commitment [Line Items]
Commitment to purchase assets				$ 129
Maximum
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims	$ 1